3. Summary of Significant Accounting Policies (June 2018 Note) (Details - Antidilutive shares) - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Antidilutive shares	2,807,000	2,731,000	2,800,000	2,277,000
Restricted Stock Units (RSUs) [Member]
Antidilutive shares	21,000	45,000	32,000	34,000
Stock Options [Member]
Antidilutive shares	1,411,000	1,353,000	1,393,000	899,000
Warrants [Member]
Antidilutive shares	1,375,000	1,333,000	1,375,000	1,344,000